Net Defined Benefit Liabilities - Summary of Changes in the Defined Benefit Obligations (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [Line Items]
Current service cost	₩ (249,125)	₩ (248,047)	₩ (243,598)
Interest expense	5,047	6,494	12,017
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	2,556,712	2,427,351
Current service cost	249,125	248,047
Interest expense	44,905	45,083
Benefit paid	(310,766)	(258,866)
Changes due to settlements of plan & Past Service Cost	(681)	1,075
Remeasurements:
Actuarial gains and losses arising from changes in demographic assumptions	(8,375)	5,191
Actuarial gains and losses arising from changes in financial assumptions	(61,002)	17,077
Actuarial gains and losses arising from experience adjustments	(5,271)	57,703
Changes in scope of consolidation	30,283	14,051
Ending balance	₩ 2,494,930	₩ 2,556,712	₩ 2,427,351